Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

	As of December 31,
(in thousands)	2020	2021
Prepaid advertising	€2,297	€5,078
Other prepaid expenses	4,132	4,968
Other assets	4,009	227
Total	€10,438	€10,273
As of December 31, 2020, €3.0 million in other assets related to a portion of the purchase consideration for the Weekengo acquisition. The transaction closed on January 12, 2021, at which time, the total consideration, inclusive of the €3.0 million paid prior to the closing of the acquisition, was allocated to the acquired asset as discussed in Note 3: Acquisitions and divestitures.
In January 2021, we entered into a long-term marketing sponsorship agreement for various marketing rights beginning July 1, 2021. The first contractual installment payments under this agreement have been paid and as of December 31, 2021, €3.6 million has been included within prepaid advertising in the above table.